Financial risk management - Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 533,632,039	₩ 490,603,854
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	368,344,904	329,350,009
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,371,503	1,439,099
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	43,721,261	41,922,410
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	83,796,056	78,797,906
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,023,870	8,455,724
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	28,374,445	30,638,706
Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	199,253,152	192,037,822
Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	5,399,286	4,481,506
Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	193,853,866	187,556,316
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	258,829,710	238,977,763
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	212,378,477	187,299,944
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,371,503	1,409,608
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,159,909	14,670,192
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,833,061	5,872,508
Less than 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	332,597	596,675
Less than 1 month | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	26,754,163	29,128,836
Less than 1 month | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	199,253,152	192,017,922
Less than 1 month | Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	5,399,286	4,481,506
Less than 1 month | Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	193,853,866	187,536,416
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	47,580,176	38,722,706
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	36,147,003	28,357,521
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		794
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,928,317	3,783,621
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,033,973	6,261,775
1~3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	294,931	221,857
1~3 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	175,952	97,138
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	52,503,110	45,034,147
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	40,879,482	36,578,825
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		7,042
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,643,545	2,920,338
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,257,291	5,039,503
3~6 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	586,682	336,784
3~6 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	136,110	151,655
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	83,879,492	78,606,904
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	59,303,450	59,863,780
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		2,785
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,171,542	5,463,070
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,537,101	11,457,246
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,298,402	1,277,802
6 months ~ 1 year | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	568,997	542,221
6 months ~ 1 year | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows		19,900
6 months ~ 1 year | Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows		19,900
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	77,760,091	75,004,925
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,046,796	14,894,480
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		18,870
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,168,441	10,692,374
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,799,782	43,712,609
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,165,201	5,043,549
1~5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	579,871	643,043
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,079,460	14,257,409
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,589,696	2,355,459
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,649,507	4,392,815
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,334,848	6,454,265
More than 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,346,057	979,057
More than 5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 159,352	₩ 75,813